Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	JBS S.A.
Entity Central Index Key	0001450123
Entity File Number	333-155412
Entity Incorporation, State or Country Code	D5
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Av. Marginal Direita do Tietê500
Entity Address, Address Line Two	Bloco I
Entity Address, Address Line Three	3rd FloorCEP 05118-100 São Paulo
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,218,116,370
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Guilherme Perboyre Cavalcanti
Contact Personnel Email Address	ri_ir@jbs.com.br
Entity Address, Address Line One	Av. Marginal Direita do Tietê500
Entity Address, Address Line Two	Bloco I
Entity Address, Address Line Three	3rd FloorCEP 05118-100 São Paulo
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+ (55 11)
Local Phone Number	3144-4000